Note 4 - Loans (Detail) - Loans By Credit Quality Indicators (USD $)	Dec. 31, 2012	Dec. 31, 2011
2012
Loans Receivable	$ 304,445,298	$ 337,946,708
Pass [Member] | Commercial Portfolio Segment [Member]
2012
Loans Receivable	47,367,441	54,683,831
Pass [Member] | Commercial and Multi-Family Real Estate [Member]
2012
Loans Receivable	160,592,238	170,750,804
Pass [Member]
2012
Loans Receivable	207,959,679	225,434,635
Special Mention [Member] | Commercial Portfolio Segment [Member]
2012
Loans Receivable	1,505,099	2,966,782
Special Mention [Member] | Commercial and Multi-Family Real Estate [Member]
2012
Loans Receivable	8,624,114	9,245,517
Special Mention [Member] | Residential 1-4 Family Real Estate [Member]
2012
Loans Receivable		257,860
Special Mention [Member] | Consumer Portfolio Segment [Member]
2012
Loans Receivable		2,538
Special Mention [Member]
2012
Loans Receivable	10,129,213	12,472,697
Substandard [Member] | Commercial Portfolio Segment [Member]
2012
Loans Receivable	1,095,220	3,768,348
Substandard [Member] | Commercial and Multi-Family Real Estate [Member]
2012
Loans Receivable	21,147,160	27,202,096
Substandard [Member] | Residential 1-4 Family Real Estate [Member]
2012
Loans Receivable	435,467	245,204
Substandard [Member] | Consumer Portfolio Segment [Member]
2012
Loans Receivable	13,923	18,716
Substandard [Member]
2012
Loans Receivable	22,691,770	31,234,364
Doubtful [Member] | Commercial Portfolio Segment [Member]
2012
Loans Receivable	597,525	903,040
Doubtful [Member] | Commercial and Multi-Family Real Estate [Member]
2012
Loans Receivable	801,586	933,945
Doubtful [Member] | Residential 1-4 Family Real Estate [Member]
2012
Loans Receivable	9,937	12,976
Doubtful [Member]
2012
Loans Receivable	1,409,048	1,849,961
Not Rated [Member] | Residential 1-4 Family Real Estate [Member]
2012
Loans Receivable	57,873,253	61,618,584
Not Rated [Member] | Consumer Portfolio Segment [Member]
2012
Loans Receivable	4,382,335	5,336,467
Not Rated [Member]
2012
Loans Receivable	62,255,588	66,955,051
Commercial Portfolio Segment [Member]
2012
Loans Receivable	198,662,111	223,734,858
Commercial and Multi-Family Real Estate [Member]
2012
Loans Receivable	191,165,098	208,132,362
Residential 1-4 Family Real Estate [Member]
2012
Loans Receivable	58,318,657	62,134,624
Consumer Portfolio Segment [Member]
2012
Loans Receivable	$ 4,396,258	$ 5,357,721